PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Composition:

	December 31,
	2014	2013
Cost:

Installed products	$7,953	$6,898
Computers and electronic equipment	8,474	8,612
Office furniture and equipment	1,413	943
Motor vehicles	6,873	11,692
Network installation	3,970	4,431
Buildings	498	558
Leasehold improvements	2,507	2,922

	31,688	36,056
Accumulated depreciation:

Installed products	5,424	4,464
Computers and electronic equipment	6,499	6,743
Office furniture and equipment	939	629
Motor vehicles	3,708	4,839
Network installation	3,848	4,219
Buildings	64	60
Leasehold improvements	1,131	1,127

	21,613	22,081

Depreciated cost	$10,075	$13,975